LEASES	12 Months Ended
Dec. 31, 2020
LEASES
LEASES

NOTE 7. LEASES

7.1. Lessor

Finance leases

The Bank has entered into lease agreements as the lessor. These lease arrangements involve machinery and equipment, computer equipment, automobile and furniture and fixtures,  and their terms range between one and ten years, as follows:

As of December 31, 2020

Period	Gross investment in finance lease receivable	Present value of minimum payments
In millions of COP
Less than 1 year	1,242,852	1,103,071
Between 1 and 5 years	10,228,072	8,532,456
Greater than 5 years	21,682,923	14,867,790
Total gross investment in finance lease receivable/ present value of minimum payments	33,153,847	24,503,317
Less: Future financial income(1)	(8,650,530)	-
Present value of payments receivable(2)	24,503,317	24,503,317
Minimum non-collectable payments impairment	(1,996,033)	(1,996,033)
Total	22,507,284	22,507,284
(1)	Future financial income: Total Gross Investment - Total Present Value of minimum payments.
(2)	See note 6 loans and advances to customers, net.

As of December 31, 2019

Period	Gross investment in finance lease receivable	Present value of minimum payments
In millions of COP
Less than 1 year	872,949	375,999
Between 1 and 5 years	11,156,112	8,725,805
Greater than 5 years	22,112,482	15,449,025
Total gross investment in finance lease receivable/ present value of minimum payments	34,141,543	24,550,829
Less: Future financial income(1)	(9,590,714)	-
Present value of payments receivable(2)	24,550,829	24,550,829
Minimum non-collectable payments impairment	(1,025,403)	(1,025,403)
Total	23,525,426	23,525,426
(1)	Future financial income: Total Gross Investment - Total Present Value of minimum payments.
(2)	See note 6 loans and advances to customers, net.

Unsecured residual value (*)

The following table sets the unsecured residual values by type of asset as of December 31, 2020 and 2019:

Type of asset	December 31, 2020	December 31, 2019
In millions of COP
Technological equipment	31,761	27,769
Vehicles	21,578	19,330
Machinery and equipment	11,170	10,743
Furniture and fixtures	138	209
Total	64,647	58,051

(*) The unsecured residual value is the part of the residual value of the leased asset, whose realization is not secured or is secured by a third party related to the lessor.

Amounts recognized as income for extensions

At the end of the reporting period, the following entries are recognized as income corresponding to contract extensions or automatic time extension of financial leasing contracts:

Type of asset	December 31, 2020	December 31, 2019
In millions of COP
Technological equipment	16,217	16,727
Buildings	3,032	1,484
Machinery and equipment	1,481	1,435
Vehicles	527	1,542
Furniture and fixtures	1	1
Total	21,258	21,189

As of December 31, 2020 and 2019, the financial leases amounted to COP 1,829,971 and COP 1,918,655.

Operating leases – lessor

Certain of the Bank’s subsidiaries lease assets to third parties under non-cancelable operating leases arrangements. Assets provided through operating leases are recorded as premises and equipment. The terms established for these agreements range from one to ten years.

The following table presents the information of minimum payments by lease to be received:

	December 31, 2020	December 31, 2019
In millions of COP
Less than 1 year	343,516	357,541
Between 1 and 5 years	465,069	753,653
Greater than 5 years	71,622	65,545
Total	880,207	1,176,739

As of December 31, 2020 and 2019, the operating leases income amounted to COP 577,449 and COP 562,047, respectively.

Risk management associated with leases

The Bank, acting as a lessor of operating leases, has a comprehensive asset management model for those assets classified as property, plant and equipment. This model includes an impairment test that evaluates indicators that impact the assets, which is carried out annually. The test evaluates both external indicators (economic, environmental, and legal), and internal ones (insurance, maintenance and used market sales). With the declaration of economic emergency due to the effect of the management of the COVID 19 pandemic, the impairment of assets and sales conditions in the secondary market were monitored during 2020, with the result that the asset portfolio was not significantly negatively affected. Likewise, the calculation of residuals was updated to reflect the effect of the new macroeconomic conditions. Moreover, the Bank performs a detailed review process at the time of return of the asset by the lessees in order to guarantee their operating conditions. Additionally, the Bank employs experts apart from the sales force, who constantly monitor the conditions of the second-hand market, and carry out back-testing in order to determine the consistency of the residual value model, and periodically review the results together with key managers. All of the above is complemented by agreements with suppliers, which allow the exchange of information, knowledge and, in some cases, the structuring of residual risk mitigation mechanisms.

In order to manage the risks associated with the assets, the Bank also employs an insurance department, and engages an international broker and insurance companies. They all serve as support to design and define the strategies for the different types of protection that cover the lessor's risks, assets and customers.

Additionally, in Renting Colombia's vehicle rental business, assets are managed with the goal of preserving commercial value through necessary maintenance, which avoids deterioration beyond that generated by regular use. Service indicators with suppliers are periodically reviewed in order to ensure their quality and compliance with the expected levels. Safe mobility strategies are also defined based on the permanent analysis of the road safety indicators. These strategies aim at ensuring the status and useful life of the asset.

7.2. Lessee

The Bank has entered into lease agreements as a lessee. These arrangements involve offices, branches and administrative offices as well as certain technological equipment. As of December 31, 2020 and 2019, the rollforward of right of use assets was as follows:

As of December 31, 2020

		Roll - forward
Right of use assets	Balance at January 01, 2020	Acquisitions	Additions	Expenses depreciation(1)	Disposals	Revaluation	Effect of changes in foreign exchange rate	Balance at December 31, 2020
In millions of COP
Buildings
Cost	1,754,066	70,028	24,306	-	(78,748)	36,693	39,625	1,845,970
Accumulated depreciation	(134,306)	-	-	(183,452)	40,107	-	(357)	(278,008)
Furniture and fixtures
Cost	3,842	-	-	-	(463)	5	82	3,466
Accumulated depreciation	(906)	-	-	(991)	211	-	12	(1,674)
Technological equipment
Cost	57,116	31,492	-	-	(21,567)	(3,278)	1,918	65,681
Accumulated depreciation	(16,795)	-	-	(17,338)	15,794	-	57	(18,282)
Vehicles
Cost	33,103	41,435	-	-	(13,665)	(2,948)	178	58,103
Accumulated depreciation	(4,004)	(1,767)	-	(10,129)	1,766	(36)	(71)	(14,241)
Total right of use assets – cost	1,848,127	142,955	24,306	-	(114,443)	30,472	41,803	1,973,220
Total right of use assets - accumulated depreciation	(156,011)	(1,767)	-	(211,910)	57,878	(36)	(359)	(312,205)
Total right of use assets, net	1,692,116	141,188	24,306	(211,910)	(56,565)	30,436	41,444	1,661,015
(1)	See Note 26.3 Impairment, depreciation and amortization.

As of December 31, 2019

		Roll - forward
Right of use assets	Balance at January 01, 2019	Acquisitions		Additions	Expenses depreciation(1)	Disposals	Revaluation	Effect of changes in foreign exchange rate	Balance at December 31, 2019
In millions of COP
Buildings
Cost	1,487,175	125,882	(2)	179,045	-	(40,432)	(3,029)	5,425	1,754,066
Accumulated depreciation	-	-		-	(155,246)	20,769	-	171	(134,306)
Furniture and fixtures
Cost	579	3,781		-	-	(153)	(362)	(3)	3,842
Accumulated depreciation	-	-		-	(985)	78	-	1	(906)
Technological equipment
Cost	49,736	11,210		-	-	(305)	(3,663)	138	57,116
Accumulated depreciation	-	-		-	(16,833)	34	-	4	(16,795)
Vehicles
Cost	34,956	8,355		2,572	-	(11,492)	(1,283)	(5)	33,103
Accumulated depreciation	-	-		(737)	(4,645)	1,376	-	2	(4,004)
Total right of use assets – cost	1,572,446	149,228		181,617	-	(52,382)	(8,337)	5,555	1,848,127
Total right of use assets - accumulated depreciation	-	-		(737)	(177,709)	22,257	-	178	(156,011)
Total right of use assets, net	1,572,446	149,228		180,880	(177,709)	(30,125)	(8,337)	5,733	1,692,116
(1)	See Note 26.3 Impairment, depreciation and amortization.
(2)	Reclassification from Leasehold improvements which are an integral part of the asset by right of use during the year 2019. See Note 10 Premises and equipment, net.

The following table sets forth the changes in lease liabilities as of December 31, 2020 according to IFRS 16:

As of December 31, 2020

Concept	Total
In millions of COP
Balance at January 01, 2020	1,831,585
(+) New contracts	98,107
(+/-) Reassessment of the lease liability	(12,546)
(-) Payments	(261,297)
(+) Accrued Interest(1)	126,846
(+/-) Effect of changes in foreign exchange rate	35,663
Balance at December 31, 2020	1,818,358
(1)

The difference of COP 8,246 with the interest right of use assets recognized in the Statement of Income corresponds to the expense accrued for the difference between the book value of the right-of-use asset and the lease liability at the time of early termination of contracts.

As of December 31, 2019

Concept	Total
In millions of COP
Balance at January 01, 2019	1,848,833
(+) New contracts	135,633
(+/-) Reassessment of the lease liability	(34,755)
(-) Payments	(252,432)
(+) Accrued Interest(1)	127,558
(+/-) Effect of changes in foreign exchange rate	6,748
Balance at December 31, 2019	1,831,585
(1)

The difference of COP 5,612 with the interest right of use assets recognized in the Statement of Income corresponds to the expense accrued for the difference between the book value of the right-of-use asset and the lease liability at the time of early termination of contracts.

The following table shows maturity analysis of lease liabilities as of December 31, 2020 and 2019:

As of December 31, 2020

Type of assets	Maturity less than 1 year	Maturity between 1 and 3 years	Maturity between 3 and 5 years	Maturity more than 5 years	Total lease liabilities
In millions of COP

Buildings	5,562	42,237	62,490	1,656,546	1,766,835
Vehicles	-	446	131	-	577
Technological equipment	875	3,486	33,188	11,471	49,020
Furniture and fixtures	-	949	977	-	1,926
Total lease liabilities	6,437	47,118	96,786	1,668,017	1,818,358

As of December 31, 2019

Type of assets	Maturity less than 1 year	Maturity between 1 and 3 years	Maturity between 3 and 5 years	Maturity more than 5 years	Total lease liabilities
In millions of COP

Buildings	6,255	22,036	73,252	1,685,676	1,787,219
Vehicles	-	986	158	-	1,144
Technological equipment	6,510	3,956	15,343	14,692	40,501
Furniture and fixtures	-	1,323	1,398	-	2,721
Total lease liabilities	12,765	28,301	90,151	1,700,368	1,831,585

The weighted average rates and average useful life of right of use assets are as follows:

As of December 31, 2020

Right of use assets	Weightedaveragelife	Weightedaverage remainingleaseterms	Weightedaveragediscount rates
Buildings	295	159	5.96%
Technological equipment	70	38	4.53%
Furniture and fixtures	45	24	6.55%
Vehicles	42	23	3.68%

As of December 31, 2019

Right of use assets	Weightedaveragelife	Weightedaverage remainingleaseterms	Weightedaveragediscount rates
Buildings	273	148	5.78%
Technological equipment	83	54	3.99%
Furniture and fixtures	45	36	6.56%
Vehicles	40	34	5.65%

The future cash outflows of variable lease payments that are not reflected in the measurement of lease liabilities as of December 31, 2020 and 2019, amount to COP 2,323 and COP 2,388.

The following table shows the detail of leases in the Consolidated Statement of Income:

As of December 31, 2020

Right of use assets	Financial interest		Expenses depreciation(2)	Payments of penalties	Effect of changes in foreign exchange rate	Short-term leases(3)	Leases for which the underlying asset is of low value(3)	Variable payments
In millions of COP
Buildings	117,680		183,452	247	(375)	1,809	2,992	679
Vehicles	263		10,129	-	-	-	24	-
Technological equipment	499		17,338	-	-	-	820	-
Furniture and fixtures	158		991	-	-	542	4,006	-
Total	118,600	(1)	211,910	247	(375)	2,351	7,842	679
(1)

See Note 25.2 Interest expenses; the amount includes the expense generated by the difference between the carrying amount of the asset for the right to use and the liability for leasing at the time of the early termination of lease contracts by COP 8,246.

(2)	See Note 26.3 Impairment, depreciation and amortization.
(3)	See Note 26.2 Other administrative and general expenses.
(1)

As of December 31, 2019

Right of use assets	Financial interest		Expenses depreciation(2)	Payments of penalties	Effect of changes in foreign exchange rate	Short-term leases(3)	Leases for which the underlying asset is of low value(3)
In millions of COP
Buildings	119,951		155,246	363	207	1,729	2,287
Vehicles	63		4,645	-	-	89	34
Technological equipment	1,766		16,833	-	-	10	1,282
Furniture and fixtures	166		985	-	-	-	3,240
Total	121,946	(1)	177,709	363	207	1,828	6,843
(1)

See Note 25.2 Interest expenses; the amount includes the expense generated by the difference between the carrying amount of the asset for the right to use and the liability for leasing at the time of the early termination of lease contracts by COP 5,612.

(2)	See Note 26.3 Impairment, depreciation and amortization.
(3)	See Note 26.2 Other administrative and general expenses.

Impacts of adoption IFRS 16

As of January 1, 2019, the Bank adopted IFRS 16. This standard establishes the principles of recognition, measurement, presentation and disclosure of leases and requires lessees to account for all their leases under the same balance sheet model similar to the accounting under IAS 17 of the Finance leases. The standard includes two recognition exemptions for lessees: leasing of low-value assets (for example, personal computers) and short-term leases (that is, leases with a term of less than 12 months). At the beginning of the lease, the lessee recognizes a liability for lease payments (liability for lease) and an asset that represents the right to use the underlying asset during the term of the lease (right to use the asset). The Bank used the modified retrospective adoption method, where the right-of-use assets are measured as if IFRS 16 had always been applied, using the lessee’s incremental borrowing rate known at the date of transition. The change in accounting policy affected the following items in the consolidated statement of financial position as of January 1, 2019:

Concepts	January 1, 2019
Increase in right of use assets(1)	1,543,427
Net of deferred tax	(119,173)
Increase in lease liabilities	1,848,833
Net of effect of changes in foreign exchange rate	(9,560)
Decrease in retained earnings	184,248
(1)

 The increase in right of use assets for COP 1,543,427 differs from the COP 1,572,446 presented in the right of use assets at January 01, 2019, in the amount of COP 29,019 due the financial leases recognized by Transportempo S.A.S.

      under IAS 17 at December 31, 2018.